UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Modern Capital Advisors, LLC
Address:          45 Rockefeller Plaza, 31st Floor
                  New York, New York 10111

Form 13F File Number: ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dennis J. Mykytyn
Title:            Managing Member
Phone:            (212) 531-5600

Signature, Place, and Date of Signing:

   /s/ Dennis J. Mykytyn       New York, New York         February 11, 2009
   ---------------------       ---------------------     --------------------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     $57,752 (thousands)


List of Other Included Managers:

   None.


                                                    Form 13F Information Table
                                                   Modern Capital Advisors, LLC
                                                              12/31/08
                                                                 VALUE    SHARES   SH/  PUT/ INVSTMT  OTHER
NAME OF ISSUER                   TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT  PRN  CALL DISCRETN MANAGERS SOLE  SHARED    NONE
AMERICAN CAPITAL AGENCY CORP     COMMON              02503X105    9611     449960  SH         Sole             449960
ANNALY CAPITAL MANAGEMENT INC    COMMON              035710409    8882     559649  SH         Sole             559649
ANNALY MORTGAGE MANAGEMENT INC   PREFERRED           035710508    1487      78014  SH         Sole              78014
BANK OF AMERICA                  PREFERRED           060505682    2723       4179  SH         Sole               4179
BLACKROCK INSURED MUNICIPAL      COMMON              092474105     217      21313  SH         Sole              21313
CAPSTEAD MORTGAGE CORP           COMMON              14067E506    8124     754295  SH         Sole             754295
CAPSTEAD MORTGAGE CORP-$1.26     PFD B CV $1.26      14067E308     423      32349  SH         Sole              32349
CHIMERA INVESTMENT CORPORATION   COMMON              16934Q109    1086     314765  SH         Sole             314765
COUNTRYWIDE CAP V                PREFERRED           222388209    1859     109381  SH         Sole             109381
DANVERS BANCORP INC              COMMON              236442109    1035      77430  SH         Sole              77430
DYNEX CAPITAL INC                COMMON              26817Q506     328      50182  SH         Sole              50182
GLOBAL SHIP LEASE                COMMON              Y27183105    1565     547201  SH         Sole             547201
GRAMERCY CAP CORP                PREFERRED           384871307     603     143475  SH         Sole             143475
HATTERAS FINANCIAL CORP          COMMON              41902R103    9007     338640  SH         Sole             338640
ISHARES LEHMAN MBS FIXED-RATE    COMMON              464288588    1364      13000  SH         Sole              13000
JPMORGAN CHASE & CO              PREFERRED           46625H621    2104      83573  SH         Sole              83573
MACQUARIE INFRASTRUCTURE CO TR   COMMON              55608B105     179      47404  SH         Sole              47404
MFA MORTGAGE INVESTMENTS INC     COMMON              55272X102    1843     312872  SH         Sole             312872
MFA MTG INVTS INC                PREFERRED           55272X201     386      20324  SH         Sole              20324
NORTHSTAR REALTY FINANCE CORP    COMMON              66704R308      92      11000  SH         Sole              11000
REDWOOD TRUST INC                COMMON              758075402    2686     180142  SH         Sole             180142
SHIP FINANCE INTERNATIONAL       SHS                 G81075106    1268     114722  SH         Sole             114722
SPDR GOLD TRUST                  COMMON              78463V107     519       6000  SH         Sole               6000
TEEKAY TANKERS LTD               COMMON              Y8565N102     361      28443  SH         Sole              28443

Total                                                            57752